Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2012
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,968	$2,804	$1,223	$806	$11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	4,917	3,097	1,569	420	10,003
Bad debt provision	1,393	4,794	2,034	(12)	8,209
Write-offs	(2,496)	(3,787)	(2,956)	(760)	(9,999)
Other/Contractual adjustments	397	130	542	205	1,274
Ending Balance December 31, 2012	$4,211	$4,234	$1,189	$(147)	$9,487

Medicare Cap Liability

	2012	2011
Beginning Balance January 1,	$ 2,965	$ 1,371
2013 measurement period	874	-
2012 measurement period	(2,578)	2,578
2011 measurement period	-	(786)
Other	-	(198)
Ending Balance December 31,	$ 1,261	$ 2,965